Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued expenses and reserves	$ 1,106	$ 493
Deferred rent	58	82
Tax credit carryforwards	226	346
Deferred revenue	636	1,168
Net operating loss carryforwards	12,052	3,467
Interest disallowance	1,921	271
Equity-based compensation	566	0
Other assets	14	0
Total deferred tax assets	16,579	5,827
Less: valuation allowance	(515)	(57)
Deferred tax assets, net of valuation allowance	16,064	5,770
Deferred tax liabilities:
Depreciation and amortization	(23,922)	(12,949)
Other	(743)	(188)
Deferred tax liabilities	(24,665)	(13,137)
Total net deferred tax assets (liabilities)	$ (8,601)	$ (7,367)